Income Taxes - Additional Information (Detail)					1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 02, 2021	Apr. 01, 2017	Jan. 01, 2017 USD ($) Employee	Jan. 01, 2017 ILS (₪) Employee	Nov. 30, 2021	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2023 USD ($) Enterprise	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($) Plan	Mar. 31, 2019 Plan	May 24, 2023 USD ($)	May 24, 2023 ILS (₪)	Mar. 30, 2023 USD ($)	Mar. 30, 2023 ILS (₪)	Mar. 24, 2023 USD ($)	Mar. 24, 2023 ILS (₪)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 ILS (₪)
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Applicable corporate income tax rate								23.00%	23.00%	23.00%
Number of active plans | Plan											2	2
Dividends subject to withholding tax rate								15.00%
Uniform tax rate						21.00%	35.00%	23.00%	23.00%	23.00%
Three years average growth in revenues			$ 2,800,000
Three years average growth in workforce | Employee			50	50
Tax benefits relating to research and development tax credits								$ 797,000	$ 686,000	$ 649,000
CARES act of 2020 operating loss carry-back period								5 years
Deferred income taxes of undistributed earnings								$ 1,700,000,000
Amount of interest and linkage to consumer price index recognized on the consolidated statement of operations								1,021,000	3,859,000	1,236,000
Amount of interest and linkage to consumer price index recognized on the consolidated balance sheets								6,622,000	7,643,000
Amount of unrecognized tax benefits								37,493,000	$ 34,578,000	$ 26,921,000	$ 25,258,000
Canadian Operations [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses								$ 41,148,000
Israel Tax Authority [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Total tax liability arising from assessment													$ 24,000,000	₪ 90,000,000	$ 12,000,000	₪ 43,400,000	$ 24,000,000	₪ 90,000,000	$ 11,000,000	₪ 39,500,000
Industrial Company [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate		7.50%						9.00%
Industrial Company [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate								16.00%
Special Preferred Enterprise [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate								5.00%
Special Preferred Enterprise [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Uniform tax rate								8.00%
Preferred Technological Enterprises [Member] | Israel Designated as Development Zone A [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Percentage of corporate tax rate			7.50%	7.50%
Preferred Technological Enterprises [Member] | Elsewhere in Israel [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Percentage of corporate tax rate			12.00%	12.00%
Special Preferred Technological Enterprise [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Dividends subject to withholding tax rate			4.00%	4.00%
Percentage of corporate tax rate			6.00%	6.00%
Dividend withholding tax rate for other than foreign parent, percentage			20.00%	20.00%
Alternative Benefits Programs (Plan 3-4 and 5) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of approved enterprises | Enterprise								1
Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Number of benefited enterprise | Enterprise								1
Corporate tax exemption period								2 years
Additional corporate tax exemption period								8 years
Plan Two [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Corporate tax exemption period								2 years
Additional corporate tax exemption period								8 years
Additional income tax exemption period for high level of investments								5 years
Israel [Member] | Capital Losses Carryforward [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Carryforward losses								$ 156,528,000
Foreign Ownership [Member] | Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Foreign ownership percentage								90.00%
Minimum [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates								10.00%
Venture capital fund invested amount previously made by the company | ₪				₪ 8,000,000
Three years average growth in revenues, percentage			25.00%	25.00%
Three years average growth in revenues | ₪				₪ 10,000,000
Minimum [Member] | Economic Efficiency Law [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Clawback tax rate	10.00%
Discount percentage on applicable capital income tax (CIT)					6.00%
Minimum [Member] | Preferred Technological Enterprises [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Average R&D expenses percentage on revenue			7.00%	7.00%
Amount of average R&D expenses on revenue			$ 20,500,000	₪ 75,000,000
Percentage of overall workforce allocated to R&D			20.00%	20.00%
Number of employees, allocated to R&D | Employee			200	200
Venture capital fund invested amount previously made by the company			$ 2,200,000
Three years average growth in revenues or workforce, percentage			25.00%	25.00%
Minimum [Member] | Special Preferred Technological Enterprise [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Annual consolidated revenues			$ 2,800,000,000	₪ 10,000,000,000
Percentage of foreign parent company holding shares for withholding tax dividend distributions			90.00%	90.00%
Minimum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates								10.00%
Minimum [Member] | Plan Two [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates								10.00%
Maximum [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates								25.00%
Dividends subject to withholding tax rate								20.00%
Designated Investment Requirement Period					5 years
Maximum [Member] | Economic Efficiency Law [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Clawback tax rate					25.00%
Discount percentage on applicable capital income tax (CIT)					60.00%
Maximum [Member] | Plan 6 [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates								25.00%
Maximum [Member] | Plan Two [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Reduction in tax rates								25.00%
Maximum [Member] | Foreign Ownership [Member] | Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Foreign ownership percentage								49.00%